SUMMARY OF CARRYING AMOUNTS OF RIGHT-OF-USE ASSETS FOR LEASE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets	$ 1,326
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Carrying amounts of right-of-use assets				$ 66